ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Dividends received from associates	R$ 1,018,794	R$ 254,905	R$ 278,127
Norgas S.A. [member]
Disclosure of reclassifications or changes in presentation [line items]
Dividends received from associates	31,925
Gains on disposals of investments	241,940
Investment sale value	629,155
Investment cost value	R$ 387,215